Share Capital (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jul. 15, 2024 shares	Jan. 31, 2026 USD ($) shares	Jan. 31, 2026 CAD ($) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Dec. 10, 2025	Dec. 03, 2025 shares
Share Capital
Proceeds from stock options exercised		$ 14,100		$ 12,400	$ 9,300
Payments to satisfy employee tax withholding net share settlements		$ 6,487		$ 6,745	$ 4,886
Number of shares to be purchased for cancellation | shares							8,600,000
Percentage Of Public Float						10.00%
Repurchased shares (in shares) | shares		10,500	10,500
Aggregate cost of shares repurchased and cancelled		$ 900	$ 1.2
PSU and RSU
Share Capital
Employee tax withholding for net share settlements | shares		66,922	66,922	73,588	63,330
Payments to satisfy employee tax withholding net share settlements		$ 6,500		$ 6,700	$ 4,900
Common shares
Share Capital
Aggregate cost of shares repurchased and cancelled		72
Retained earnings
Share Capital
Aggregate cost of shares repurchased and cancelled		$ 820
2024 Base Shelf Prospectus
Share Capital
Shelf prospectus period (month)	25 months
Stock issued during period, shares, new issues (in shares) | shares	0